POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN - FAIR VALUE OF PLAN ASSETS (Details) - USD ($) $ in Millions		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Pension Plan
ASSETS AT FAIR VALUE
Defined Benefit Plan, Fair Value of Plan Assets	[1]	$ 11,267	$ 10,829	$ 10,269
Defined Benefit Plan, Total Assets in the Fair Value Hierarchy		536	299
Alternative Investment, Fair Value Disclosure		10,731	10,530
Pension Plan | Cash and Cash Equivalents | Fair Value, Inputs, Level 1
ASSETS AT FAIR VALUE
Defined Benefit Plan, Fair Value of Plan Assets		136	134
Pension Plan | Company Stock
ASSETS AT FAIR VALUE
Defined Benefit Plan, Fair Value of Plan Assets	[2]	0	0
Pension Plan | Other Assets | Fair Value, Inputs, Level 1
ASSETS AT FAIR VALUE
Defined Benefit Plan, Fair Value of Plan Assets	[3]	400	165
Pension Plan | Other Assets | Fair Value, Inputs, Level 2
ASSETS AT FAIR VALUE
Defined Benefit Plan, Fair Value of Plan Assets	[3]	0	165
Other Retiree Benefits
ASSETS AT FAIR VALUE
Defined Benefit Plan, Fair Value of Plan Assets	[4]	3,259	3,831	$ 3,787
Defined Benefit Plan, Total Assets in the Fair Value Hierarchy		3,101	3,656
Alternative Investment, Fair Value Disclosure		158	175
Other Retiree Benefits | Cash and Cash Equivalents | Fair Value, Inputs, Level 1
ASSETS AT FAIR VALUE
Defined Benefit Plan, Fair Value of Plan Assets		5	6
Other Retiree Benefits | Company Stock | Fair Value, Inputs, Level 2
ASSETS AT FAIR VALUE
Defined Benefit Plan, Fair Value of Plan Assets	[2]	3,092	3,643
Other Retiree Benefits | Other Assets | Fair Value, Inputs, Level 1
ASSETS AT FAIR VALUE
Defined Benefit Plan, Fair Value of Plan Assets	[3]	$ 4	$ 7

[1]	Primarily non-U.S.-based defined benefit retirement plans.
[2]	Company stock is net of ESOP debt discussed below
[3]	The Company's other pension plan assets measured at fair value are generally classified as Level 3 within the fair value hierarchy. There are no material other pension plan asset balances classified as Level 1 or Level 2 within the fair value hierarchy.
[4]	Primarily U.S.-based other postretirement benefit plans.